Schedule of Contractual Maturities of Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Loan	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Number of loans	93
Carrying value, maturing in 2015	$ 44,270
Carrying value, maturing in 2016	40,044
Carrying value, maturing in 2017	42,092
Carrying value, maturing in 2018	46,237
Carrying value, maturing thereafter	321,149
Carrying value, total	$ 493,792	$ 514,489
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2015
Mortgage Loans on Real Estate [Line Items]
Number of loans	10
Percentage of mortgage loan portfolio carrying value	9.00%
2016
Mortgage Loans on Real Estate [Line Items]
Number of loans	9
Percentage of mortgage loan portfolio carrying value	8.10%
2017
Mortgage Loans on Real Estate [Line Items]
Number of loans	8
Percentage of mortgage loan portfolio carrying value	8.50%
2018
Mortgage Loans on Real Estate [Line Items]
Number of loans	9
Percentage of mortgage loan portfolio carrying value	9.40%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans	57
Percentage of mortgage loan portfolio carrying value	65.00%